CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 2,519	$ 8,954,985			$ (14,100,846)	$ (5,143,342)
Balance at beginning, shares at Dec. 31, 2020		25,178,840
Retroactive application of recapitalization	$ 1		(298,062)				(298,061)
Retroactive application of recapitalization, shares	8,000	1,589,400
Shares issued for cash		$ 244	2,436,256	471,000			2,907,500
Shares issued for cash, shares		2,436,500
Shares issued for services		$ 77	769,923				770,000
Shares issued for services, shares		770,000
Net income (loss)						(1,950,081)	(1,950,081)
Ending balance, value at Mar. 31, 2021	$ 1	$ 2,839	11,863,102	471,000		(16,050,927)	(3,713,987)
Balance at ending, shares at Mar. 31, 2021	8,000	29,974,740
Beginning balance, value at Dec. 31, 2020		$ 2,519	8,954,985			(14,100,846)	(5,143,342)
Balance at beginning, shares at Dec. 31, 2020		25,178,840
Net income (loss)							(10,609,672)
Ending balance, value at Sep. 30, 2021	$ 1	$ 3,317	23,902,975	1,377,000		(24,710,518)	572,774
Balance at ending, shares at Sep. 30, 2021	8,000	34,750,733
Beginning balance, value at Mar. 31, 2021	$ 1	$ 2,839	11,863,102	471,000		(16,050,927)	(3,713,987)
Balance at beginning, shares at Mar. 31, 2021	8,000	29,974,740
Shares issued for cash		$ 128	1,922,368	(388,500)			1,533,996
Shares issued for cash, shares		1,281,664
Shares issued for services		$ 69	1,034,931				1,035,000
Shares issued for services, shares		690,000
Warrants issued for services			676,892				676,892
Shares issued through conversion of debt		$ 69	1,040,931				1,041,000
Shares issued through conversion of debt, Shares		694,000
Net income (loss)						(2,713,235)	(2,713,235)
Ending balance, value at Jun. 30, 2021	$ 1	$ 3,106	16,538,223	82,500		(18,764,162)	(2,140,333)
Balance at ending, shares at Jun. 30, 2021	8,000	32,640,404
Shares issued for cash		$ 171	2,557,828	1,294,500			3,852,499
Shares issued for cash, shares		1,705,329
Shares issued for services		$ 41	607,460				607,501
Shares issued for services, shares		405,000
Warrants issued for services			2,301,879				2,301,879
Stock based compensation			1,897,585				1,897,585
Net income (loss)						(5,946,356)	(5,946,356)
Ending balance, value at Sep. 30, 2021	$ 1	$ 3,317	23,902,975	1,377,000		(24,710,518)	572,774
Balance at ending, shares at Sep. 30, 2021	8,000	34,750,733
Beginning balance, value at Dec. 31, 2021	$ 1	$ 3,550	30,144,374		(247,165)	(27,550,126)	2,350,634
Balance at beginning, shares at Dec. 31, 2021	8,000	37,082,864
Shares issued for cash		$ 42	1,265,958				1,266,000
Shares issued for cash, shares		421,999
Shares issued for services		$ 118	3,539,882				3,540,000
Shares issued for services, shares		1,180,000
Retirement of shares			(247,165)		247,165
Retirement of shares, shares		(328,800)
Warrants converted to shares		$ 7	107,493	2,500			110,000
Warrants converted to shares, shares		73,334
Warrants issued for services			10,841,695				10,841,695
Warrants issued for extinguishment of debt			3,408,559				3,408,559
Net income (loss)						(19,179,693)	(19,179,693)
Ending balance, value at Mar. 31, 2022	$ 1	$ 3,718	49,060,796	2,500		(46,729,821)	2,337,195
Balance at ending, shares at Mar. 31, 2022	8,000	38,429,397
Beginning balance, value at Dec. 31, 2021	$ 1	$ 3,550	30,144,374		(247,165)	(27,550,126)	2,350,634
Balance at beginning, shares at Dec. 31, 2021	8,000	37,082,864
Net income (loss)							(34,631,239)
Ending balance, value at Sep. 30, 2022	$ 1	$ 4,196	68,920,525			(62,181,367)	6,743,355
Balance at ending, shares at Sep. 30, 2022	8,000	43,207,163
Beginning balance, value at Mar. 31, 2022	$ 1	$ 3,718	49,060,796	2,500		(46,729,821)	2,337,195
Balance at beginning, shares at Mar. 31, 2022	8,000	38,429,397
Shares issued for cash		$ 23	685,462				685,485
Shares issued for cash, shares		228,500
Shares issued for services		$ 6	179,994				180,000
Shares issued for services, shares		60,000
Warrants converted to shares		$ 30	382,471				382,500
Warrants converted to shares, shares		295,000
Warrants issued for services			8,278,691				8,278,691
Net income (loss)						(9,802,837)	(9,802,837)
Ending balance, value at Jun. 30, 2022	$ 1	$ 3,776	58,587,414	2,500		(56,532,658)	2,061,034
Balance at ending, shares at Jun. 30, 2022	8,000	39,012,897
Shares issued for cash		$ 55	1,319,945				1,320,000
Shares issued for cash, shares		550,000
Shares issued for services		$ 30	899,970				900,000
Shares issued for services, shares		300,000
Warrants converted to shares		$ 334	4,757,990	(2,500)			4,755,824
Warrants converted to shares, shares		3,344,266
Warrants issued for services			3,355,206				3,355,206
Net income (loss)						(5,648,709)	(5,648,709)
Ending balance, value at Sep. 30, 2022	$ 1	$ 4,196	$ 68,920,525			$ (62,181,367)	$ 6,743,355
Balance at ending, shares at Sep. 30, 2022	8,000	43,207,163